Inventories (Tables)	12 Months Ended
Jun. 30, 2025
Inventories
Disclosure Of Detailed Information About Inventories	(a) Inventories composition
	2025	2024

Goods for resale	1,180,641	1,835,018
(-) Allowance for inventory losses	(81,267)	(54,771)

Total	1,099,374	1,780,247

Disclosure Of Allowance For Inventory Losses

(b)   Allowance for inventory losses

	2025	2024
Opening balance as of June	(54,771)	(17,737)
Increase in allowance	(26,496)	(32,355)
Allowance for inventory losses from acquisitions	—	(4,321)
Exchange rate translation adjustment	—	(358)

Ending balance	(81,267)	(54,771)